Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents, Continuing Operations	ERROR: Could not retrieve Word content for note block
Restricted Cash

The following table presents restricted cash as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Noninterest-bearing deposits — securing a letter of credit	$21	$784
Noninterest-bearing deposits — legal settlement reserve funds	—	2,021
Total restricted cash	$21	$2,805